Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,485,000
Previously Paid Amount	0.00
Total Fee Amount	1,033.68
Total Offset Amount	0.00
Net Fee	1,033.68
Narrative - Max Aggregate Offering Price	$ 7,485,000
Final Prospectus	true